Summary of Significant Accounting Policies - New Accounting Standards and Amendments - Additional Information (Detail) - IFRS 16 [member] - Expected impact of initial application of new standards [member]
¥ in Billions
Jan. 01, 2019 CNY (¥)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Estimated right-of-use assets	¥ 2.6
Estimated lease liabilities	¥ 2.2